                          [LOGO] CDC NVEST FUNDS/SM/



WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses..... Page 26

More About Risk.......... Page 29

Management Team.......... Page 31

Fund Services............ Page 33

Financial Performance.... Page 50

  CDC Nvest Income and Tax Free Income Funds
[LOGO] LOOMIS SAYLES & Company L.P.
Loomis Sayles Core Plus Bond Fund

Loomis Sayles Government Securities Fund*

Loomis Sayles High Income Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Massachusetts Tax Free Income Fund

Loomis Sayles Municipal Income Fund

Loomis Sayles Strategic Income Fund

* The Loomis Sayles Government Securities Fund is closed to new investors.
                                                                     Prospectus
                                                               February 1, 2005

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call CDC Nvest Funds.

CDC Nvest Funds
P.O. Box 219579
Kansas City, MO 64121-9579
800-225-5478
www.cdcnvestfunds.com

Table of Contents

Goals, Strategies & Risks
Loomis Sayles Core Plus Bond Fund..................... 2
Loomis Sayles Government Securities Fund.............. 5
Loomis Sayles High Income Fund........................ 8
Loomis Sayles Investment Grade Bond Fund............. 11
Loomis Sayles Limited Term Government and Agency Fund 14
Loomis Sayles Massachusetts Tax Free Income Fund..... 17
Loomis Sayles Municipal Income Fund.................. 20
Loomis Sayles Strategic Income Fund.................. 23
Fund Fees & Expenses
Fund Fees & Expenses................................. 26
More About Risk
More About Risk...................................... 29
Management Team
Meet the Funds' Investment Adviser................... 31
Meet the Funds' Portfolio Managers................... 33
Fund Services
Investing in the Funds............................... 34
How Sales Charges Are Calculated..................... 35
It's Easy to Open an Account......................... 38
Buying Shares........................................ 39
Selling Shares....................................... 40
Selling Shares in Writing............................ 42
Exchanging Shares.................................... 43
Restrictions on Buying, Selling and Exchanging Shares 43
How Fund Shares Are Priced........................... 46
Dividends and Distributions.......................... 47
Tax Consequences..................................... 48
Compensation to Securities Dealers................... 49
Additional Investor Services......................... 50
Financial Performance
Financial Performance................................ 52
Glossary of Terms
Glossary of Terms.................................... 64

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Funds, please refer to the section "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                Please see the back cover of this Prospectus for
                      important privacy policy information.

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Core Plus Bond Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Peter W. Palfrey and Richard G. Raczkowski
Category: Corporate Income

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFRX   NERBX   NECRX

 Investment Goal

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its net assets in bond investments. The term "bond investments" includes debt securities of any maturity. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund normally will invest at least 80% of its assets in investment-grade securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles), including cash and cash equivalent securities and will generally maintain an average effective maturity of ten years or less. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds (rated below BBB by S&P and below Baa by Moody's, also known as "junk bonds"), or if unrated, of comparable quality by Loomis Sayles.
Loomis Sayles follows a total return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:
..  fixed charge coverage
..  the relationship between cash flows and debt service obligations
..  the experience and perceived strength of management
..  price responsiveness of the security to interest rate changes
..  earnings prospects
..  debt as a percentage of assets
..  borrowing requirements, debt maturity schedules and liquidation value

In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's financial outlook is solid. This may create an opportunity for higher returns.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.
The Fund may also:
.. Invest in Rule 144A securities.
.. Invest in foreign securities, including those in emerging markets, and related currency hedging transactions.
.. Invest in futures.
.. Invest in mortgage-related securities, including mortgage dollar rolls.
.. Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.cdcnvestfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

--------------------------------------------------------------------------------
2

 Principal Investment Risks

Derivative securities: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.
Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities may be more illiquid than other fixed-income securities.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. A dollar roll involves potential risks of loss that are different from those related to securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

For additional information see the section "More About Risk."

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for other classes of shares offered by this Prospectus differs from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                                    [CHART]
                                                                         (up triangle) Highest Quarterly Return: Second
                               (total return)/+/                                       Quarter 1995, up 2.41%
                                                                         (down triangle) Lowest Quarterly Return: Second
 1995   1996    1997   1998    1999   2000   2001   2002   2003    2004                  Quarter 2004, down 2.85%
------  -----  ------  -----  ------  -----  -----  -----  -----  ------
20.77%  4.61%  11.05%  8.01%  -0.34%  7.39%  7.24%  2.84%  8.49%   5.10%


--------------------------------------------------------------------------------
                                                                             3

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. They are also compared to the Lehman U.S. Credit Index, an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt and foreign debentures that meet specified maturity, liquidity and quality requirements. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Aggregate Bond Index and Lehman U.S. Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.


Average Annual Total Returns
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years Past 10 Years
Class A - Return Before Taxes                                      0.37%       5.23%         6.89%
   Return After Taxes on Distributions*                           -1.33%       2.98%         4.27%
   Return After Taxes on Distributions & Sales of Fund Shares*     0.21%       3.06%         4.25%
Class B - Return Before Taxes                                     -0.58%       5.11%         6.60%
Class C - Return Before Taxes                                      3.33%       5.41%         6.45%
Lehman Aggregate Bond Index**                                      4.34%       7.71%         7.72%
Lehman U.S. Credit Index**                                         5.24%       8.63%         8.41%

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of each Index do not reflect the effect of taxes. The returns of each Index are calculated from 12/31/95 for Class C shares. Class A commenced operations 11/7/73 and Class B commenced operations 9/13/93.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
4

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Government Securities Fund


Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: John Hyll and Clifton V. Rowe
Category: Government Income

Ticker Symbol: Class A Class B
               ---------------
               NEFUX   NEUBX

 Investment Goal

The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

 Principal Investment Strategies

The Fund will, under normal market conditions, invest at least 80% of its net assets in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund will not invest more than 20% of its net assets (plus borrowings made for investment purposes) in securities that are not backed or guaranteed by the full faith and credit of the U.S. government. Loomis Sayles follows a total return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending on market conditions:
..  average credit quality of "AAA" by Standard & Poor's Ratings Group or "Aaa"
   by Moody's Investors Service, Inc.
..  average maturity of 10 years or more.
In selecting investments for the Fund's portfolio, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. They will emphasize securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.
.. Loomis Sayles seeks to maximize the opportunity for high yields while taking into account the price volatility inherent in bonds with longer maturities. The Fund may also:
.. Invest in zero-coupon bonds.
.. Invest in mortgage-related securities, including stripped securities and mortgage dollar rolls.
.. Invest in futures.
.. Engage in active and frequent trading of securities which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.cdcnvestfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Agency securities: Subject to security risk. Agencies of the U.S. government which are guaranteed as to the payment of principal and interest of the relevant entity but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. Please see the Statement of Additional Information
  (the "SAI") for details.
Derivative securities: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.

--------------------------------------------------------------------------------
                                                                             5

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.
Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities.

For additional information see the section "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other class of shares offered by this Prospectus differs from the Class A returns shown in the bar chart to the extent its expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                                      [CHART]

                                  (total return)
                                                                             (up triangle) Highest Quarterly Return: Third
   1995   1996    1997   1998    1999    2000   2001    2002   2003    2004                Quarter 2002, up 8.02%
  ------  -----  ------  -----  ------  ------  -----  ------  -----  ------ (down triangle) Lowest Quarterly Return: Second
  20.03%  0.78%  10.32%  9.02%  -6.42%  12.89%  4.93%  13.35%  1.48%   5.32%                 Quarter 2004, down 3.73%


--------------------------------------------------------------------------------
6

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Long Term Government Bond Index ("Lehman Long Term Gov't Bond Index"), an unmanaged index of U.S. Treasury and U.S. Government agency securities with a maturities of 10 years or more. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Long Gov't Term Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.


Average Annual Total Returns
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years Past 10 Years
Class A - Return Before Taxes                                      0.56%        6.51%        6.84%
   Return After Taxes on Distributions*                           -0.75%        4.72%        4.28%
   Return After Taxes on Distributions & Sales of Fund Shares*     0.34%        4.47%        4.15%
Class B - Return Before Taxes                                     -0.55%        6.39%        6.13%
Lehman Long Term Gov't Bond Index**                                7.94%       10.22%        9.67%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the Index do not reflect the effect of taxes. Class A commenced operations 9/16/85 and Class B commenced operations 9/23/93.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
                                                                             7

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles High Income Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Matthew J. Eagan and Kathleen C. Gaffney
Category: Corporate Income

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFHX   NEHBX   NEHCX

 Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities, commonly known as "junk bonds." Junk bonds are generally rated below BBB by Standard & Poor's Ratings Group ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund will normally invest at least 80% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets.
Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as the following:
..  issuer debt and debt maturity schedules
..  earnings prospects
..  responsiveness to changes in interest rates
..  experience and perceived strength of management
..  borrowing requirements and liquidation value
..  market price in relation to cash flow, interest and dividends
In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.
.. Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.
.. Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.
.. Loomis Sayles seeks to diversify the Fund's holdings to reduce the inherent risk in lower-quality fixed-income securities.
The Fund may also:
.. Invest in zero-coupon, pay-in-kind and Rule 144A securities.
.. Invest in derivative securities, including futures.
.. Purchase higher quality debt securities (such as U.S. government securities and obligations of U.S. banks with at least $2 billion of deposits) for temporary defensive purposes in response to adverse market, economic or political conditions, such as a rising trend in interest rates. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.cdcnvestfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Derivative securities: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to

--------------------------------------------------------------------------------
8
  stock market values, interest rates or the currency exchange rate. Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly referred to as "junk bonds") and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities may be more illiquid than other fixed-income securities.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

For additional information see the section "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed on July 1, 1996. This chart and table reflect results achieved by the previous subadviser using different investment policies for periods prior to July 1, 1996. The Fund's performance may have been different under its current advisory arrangements and investment policies.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+ The returns for other classes of shares offered by this Prospectus differs from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                                    [CHART]
                                                                                (up triangle) Highest Quarterly
                                (total return)/+/                                             Return: Second Quarter 2003,
                                                                                              up 9.95%
 1995    1996    1997    1998   1999    2000     2001     2002    2003    2004  (down triangle) Lowest Quarterly
------  ------  ------  ------  -----  -------  -------  ------  ------  ------                 Return: Fourth Quarter 2000,
11.78%  14.88%  15.37%  -1.70%  4.00%  -16.09%  -10.65%  -8.86%  27.91%  10.35%                 down 11.32%


+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

--------------------------------------------------------------------------------
                                                                             9

The table below shows how annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman High Yield Composite Index, a market-weighted unmanaged index of fixed-rate, non-investment grade debt. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.


                                                                                                       Since Class C
Average Annual Total Returns+                                                                            Inception
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years Past 10 Years   (3/2/98)
Class A - Return Before Taxes                                      5.39%       -1.63%        3.58%            --
   Return After Taxes on Distributions*                            2.39%       -5.00%       -0.33%            --
   Return After Taxes on Distributions & Sales of Fund Shares*     3.41%       -3.45%        0.60%            --
Class B - Return Before Taxes                                      4.31%       -1.72%        3.12%            --
Class C - Return Before Taxes                                      8.30%       -1.46%           --        -1.18%
Lehman High Yield Composite Index**                               11.13%        6.97%        8.13%         5.26%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the Index do not reflect the effect of taxes. The returns for the Index are calculated from 3/31/98 for Class C shares. Class A commenced operations 2/22/84 and Class B commenced operations 9/20/93.
+ The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
10

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Investment Grade Bond Fund


Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Daniel J. Fuss and Steven Kaseta
Category: Corporate Income

Ticker Symbol: Class A Class B Class C
               -----------------------
               LIGRX   LGBBX   LGBCX

 Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in investment grade fixed income securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Services Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles). In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Although the Fund invests primarily in investment grade fixed income securities, it may invest up to 10% of its assets in lower rated fixed income securities ("junk bonds"). The Fund may invest in fixed income securities of any maturity. The Fund will not invest in equity securities of any kind or make any equity investment.
In deciding which securities to buy and sell, the Fund will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.
Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).
The Fund may also:
.. Invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).
.. Invest in corporate securities, U.S. Government securities, and commercial paper.
.. Invest in zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, and convertible securities.
.. Engage in foreign currency hedging transactions, repurchase agreements, swap transactions and securities lending.
.. Invest in Rule 144A securities.
.. For temporary defensive purposes, invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.cdcnvestfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Derivative securities: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.
Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall

--------------------------------------------------------------------------------
                                                                             11
  and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A securities may be more illiquid than other fixed-income securities.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
Foreign Shareholders: A significant majority of Class J shares are held by customers of a limited number of Japanese brokerage firms. Economic, regulatory, political or other developments affecting Japanese investors or brokerage firms, including decisions to invest in investment products other than the Fund, could result in a substantial number of redemptions within a relatively limited period of time. If such redemptions were to occur, the Fund would likely be required to dispose of securities that the Fund's adviser would otherwise prefer to hold, which would result in costs to the Fund and its shareholders such as increased brokerage commissions and other transaction costs, market impact costs and taxes on realized gains. In addition, the decreased size of the Fund would likely cause its total expense ratio to increase.
Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

For additional information see the section "More About Risk."
 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and since inception period compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations.+ The returns for other classes of shares offered by this Prospectus differs from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                                    [CHART]

                      (total return)/+/                     (up triangle) Highest Quarterly Return: Second
                                                                          Quarter 2003, up 9.08%
 1997   1998   1999    2000   2001    2002    2003    2004  (down triangle) Lowest Quarterly Return: Second
------  -----  -----  ------  -----  ------  ------  ------                 Quarter 2004, down 3.99%
14.29%  2.96%  3.65%  10.97%  5.65%  10.60%  19.33%   9.45%

+ The returns shown for the period prior to September 15, 2003 in the bar chart above reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect expenses of Class A shares. For periods before the inception of Retail Class shares (December 31, 1996) and during the period from December 18, 2000 to January 31, 2002 (during which time Retail Class shares were not outstanding), performance shown for Class A shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher expenses paid by Class A shares. The restatement of the Fund's performance to reflect Class A expenses is based on the net expenses of the Classes after taking into effect the Fund's current expense cap arrangements.

--------------------------------------------------------------------------------
12

The table below shows how average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and since inception compare to those of the Lehman Government/Credit Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Lehman Government/Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.+


                                                                                         Since Fund
Average Annual Total Returns+                                                            Inception
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years (12/31/96)
Class A - Return Before Taxes                                      4.54%       10.10%      8.86%
   Return After Taxes on Distributions*                            1.95%        7.51%      6.14%
   Return After Taxes on Distributions & Sales of Fund Shares*     3.16%        7.10%      5.92%
Class B - Returns Before Taxes                                     3.61%        9.83%      8.50%
Class C - Returns Before Taxes                                     7.73%       10.11%      8.51%
Lehman Government/Credit Index**                                   4.19%        8.00%      7.08%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the Index do not reflect the effect of taxes.
+ The returns shown for the periods prior to September 15, 2003 in the table above reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect expenses and sales loads of Class A shares. For periods before the inception of Retail Class shares (December 31, 1996) and during the period from December 18, 2000 to January 31, 2002 (during which time Retail Class shares were not outstanding), performance shown for Class A shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher expenses and sales loads paid by Class A shares. Class B and Class C shares has been based on prior Institutional Class performance, restated to reflect the expenses and sales loads of the Fund's Class B and Class C shares, respectively. The restatement of the Fund's performance to reflect Classes A, B, and C expenses is based on the net expenses of these Classes after taking into effect the Fund's current expense cap arrangements.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
                                                                             13

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Limited Term Government and Agency Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: John Hyll and Clifton V. Rowe
Category: Government Income

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFLX   NELBX   NECLX

 Investment Goal

The Fund seeks a high current return consistent with preservation of capital. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

The Fund will, under normal market conditions, invest at least 80% of its net assets in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect.
Loomis Sayles follows a total return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although not all securities selected will have these characteristics and Loomis Sayles may look for other characteristics if market conditions change:
..  average credit rating of "AAA" by Standard & Poor's Ratings Group ("S&P") or
   "Aaa" by Moody's Investors Service, Inc. ("Moody's")
..  effective duration range of two to four years
In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. Loomis Sayles continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment to the Fund.
.. It seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.
.. Loomis Sayles seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.
The Fund may also:
.. Invest in investment-grade corporate notes and bonds (those rated BBB or higher by S&P and Baa or higher by Moody's).
.. Invest in zero-coupon bonds.
.. Invest in foreign bonds denominated in U.S. dollars.
.. Invest in asset-backed securities (if rated AAA by S&P or Aaa by Moody's).
.. Invest in mortgage-related securities, including mortgage dollar rolls.
.. Invest in futures.
.. Engage in active and frequent trading of securities. Frequent trading may product high trading cost which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.cdcnvestfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Agency securities: Subject to security risk. Agencies of the U.S. government are guaranteed as to the payment of principal and interest of the relevant entity but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. Please see the Statement of Additional Information (the "SAI") for details.
Derivative securities: Subject to changes in the underlying securities or indices on which such transactions are

--------------------------------------------------------------------------------
14
  based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.
Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.
Foreign securities: Foreign bonds denominated in U.S. dollars may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.
Mortgage-related and asset-backed securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

For additional information see the section "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that, it served as subadviser to the Fund, a role is assumed on June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+ The returns for other classes of shares offered by this Prospectus differs from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                                    [CHART]

                            (total return)/+/                           (up triangle) Highest Quarterly Return: Third
                                                                                      Quarter 1998, up 4.63%
 1995   1996   1997   1998    1999   2000   2001   2002   2003    2004  (down triangle) Lowest Quarterly Return: Second
------  -----  -----  -----  ------  -----  -----  -----  -----  ------                 Quarter 2004, down 1.70%
13.02%  2.38%  7.27%  6.46%  -0.67%  8.34%  6.86%  8.18%  1.50%   2.00%

+ The returns shown for periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

--------------------------------------------------------------------------------
                                                                             15

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Lehman Intermediate Government Bond Index ("Lehman Int. Gov't Bond Index"), an unmanaged index of bonds issued by the U.S. Government and its agencies having maturities between one and ten years.+ They are also compared to those of the Lehman 1-5 year Government Bond Index ("Lehman 1-5 Gov't Bond Index"), a market-weighted index of bonds issued by the U.S. government and its agencies with maturities between one and five years. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Int. Gov't Bond Index and Lehman 1-5 Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.


Average Annual Total Returns+
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years Past 10 Years
Class A - Return Before Taxes                                      -1.03%       4.69%        5.13%
   Return After Taxes on Distributions*                            -2.20%       2.86%        2.91%
   Return After Taxes on Distributions & Sales of Fund Shares*     -0.68%       2.87%        2.97%
Class B - Return Before Taxes                                      -3.73%       4.29%        4.76%
Class C - Return Before Taxes                                       0.30%       4.64%        4.68%
Lehman Int. Gov't Bond Index**                                      2.33%       6.57%        6.75%
Lehman 1-5 Gov't Bond Index**++                                     1.54%       5.78%        6.26%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated from 12/31/95 for Class C shares. Class A commenced operations 1/3/89 and Class B commenced operations 9/27/93.
+ The returns shown for periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.
++ The Lehman 1-5 Gov't Bond Index replaces the Lehman Int. Gov't Bond Index as the Fund's comparative index because the Fund's adviser believes it is more representative of the types of securities in which the Fund invests.

For information about Fund expenses, see the section "Fund Fees & Expenses."

--------------------------------------------------------------------------------
16

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Massachusetts Tax Free Income Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Robert Payne and Martha A. Strom
Category: Tax Free Income

Ticker Symbol: Class A Class B
               ---------------
               NEFMX   NEMBX

 Investment Goal

The Fund seeks to maintain a high level of current income exempt from federal and Massachusetts personal income taxes. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

The Fund typically invests in a mix of Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams. It is a fundamental policy of the Fund to, under normal market conditions, invest at least 80% of its net assets in investments the income of which is exempt from federal and Massachusetts income tax (which may include securities of issuers located outside of Massachusetts so long as the income of such securities is exempt from federal and Massachusetts income tax). Additionally, at least 85% of the Fund's assets will consist of securities rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch") or
Baa or better by Moody's Investors Service, Inc. ("Moody's") or securities that are non-rated but are considered to be of comparable quality by Loomis Sayles. To achieve this goal, the Fund maintains policies that provide that (1) at least 90% of its net assets are invested in debt obligations on which the interest is exempt from federal income tax (other than the alternative minimum tax ("AMT")) and Massachusetts personal income tax ("Massachusetts Tax-Exempt Securities") and (2) not more than 20% of its assets are invested in securities on which the interest is subject to AMT for individuals.
Loomis Sayles follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, and attempts to construct a portfolio with the following characteristics:
..  Average credit rating of A (as rated by S&P or Moody's)
..  Average maturity of between 15 and 25 years
In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. The Fund's portfolio managers work closely with municipal bond analysts to develop an outlook on the economy from research provided by various Wall Street firms as well as specific forecasting services.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the Fund's investment universe. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. The Fund's portfolio managers and analysts then perform a careful and continuous credit analysis to identify the range of the credit quality spectrum they believe most likely to provide the Fund with the highest level of tax free income consistent with overall credit quality.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The portfolio managers primarily invest in general obligation bonds and revenue bonds issued by the Massachusetts government and its agencies.
The Fund may also:
.. Invest up to 15% of its assets in lower-quality bonds (those rated BB or lower by S&P or Fitch, or Ba or lower by Moody's, or considered to be of comparable grade by Loomis Sayles if non-rated).
..  Invest in futures.
.. Invest in zero-coupon bonds.
.. For temporary defensive purposes, invest any portion of its assets in cash or in any security Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.cdcnvestfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the

--------------------------------------------------------------------------------
                                                                             17
  securities market as a whole. Lower-quality fixed-income securities (commonly referred to as "junk bonds") and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Derivative securities: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.
Non-diversification: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.
State specific: Weakness in the local or national economy and other economic or regulatory events impacting Massachusetts generally could adversely affect the credit ratings and creditworthiness of Massachusetts municipal securities in which the Fund invests and the ability of issuers to make principal and interest payments.

For additional information see the section "More About Risk."
 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that, it served as the subadviser to the Fund, a role it assumed in June 2001. This chart and table reflect results achieved by a previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different had the current advisory arrangements and investment policies been in place for all periods shown.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other class of shares offered by this Prospectus differs from the Class A returns shown in the bar chart to the extent its expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                                    [CHART]

                              (total return)
                                                                        (up triangle) Highest Quarterly Return: Fourth
 1995   1996   1997   1998    1999   2000   2001   2002   2003    2004                Quarter 1995, up 9.97%
------  -----  -----  -----  ------  -----  -----  -----  -----  ------ (down triangle) Lowest Quarterly Return: Second
17.83%  3.24%  9.32%  4.92%  -4.12%  9.27%  3.21%  8.12%  5.04%   4.16%                 Quarter 2004, down 3.00%


--------------------------------------------------------------------------------
18

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.


Average Annual Total Returns
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years Past 10 Years
Class A - Return Before Taxes                                     -3.00%       5.01%         5.50%
   Return After Taxes on Distributions*                           -0.30%       5.01%         5.47%
   Return After Taxes on Distributions & Sales of Fund Shares*     1.04%       4.92%         5.41%
Class B - Return Before Taxes                                     -1.57%       4.90%         5.27%
Lehman Municipal Bond Index**                                      4.48%       7.20%         7.06%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
** The returns of the Index do not reflect the effect of taxes.

Class A commenced operations 3/23/84. Class B commenced operations 9/13/93.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
                                                                             19

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Municipal Income Fund


Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Robert Payne and Martha A. Strom
Category: Tax Free Income

Ticker Symbol: Class A Class B
               ---------------
               NEFTX   NETBX

 Investment Goal

The Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Fund invests primarily in debt securities of municipal issuers ("municipal securities"), which pay interest that is exempt from regular federal income tax but may be subject to the federal alternative minimum tax.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal investments the income from which is exempt from federal income tax (other than the alternative minimum tax). The Fund will not change such policy without shareholder approval. The Fund may invest not more than 20% of its net assets in debt obligations on which the interest is subject to the alternative minimum tax for individuals. It will invest at least 85% of its assets in investment-grade bonds (those rated BBB or higher by Standard &
Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service,
Inc. ("Moody's") or are non-rated but are considered to be of comparable quality by Loomis Sayles), and the other 15% may be invested in lower-quality bonds (those rated below BBB by S&P and below Baa by Moody's or are considered to be of comparable quality by Loomis Sayles) or non-rated bonds. The Fund's portfolio managers will generally shift assets among investment-grade bonds depending on economic conditions and outlook in order to increase appreciation potential.
Loomis Sayles follows a total-return oriented investment approach in selecting securities for the Fund. It takes into account economic conditions and market conditions as well as issuer-specific data, such as:
..  revenue projections and spending requirements/forecasts
..  earnings prospects and cash flow
..  debt as a percentage of assets and cash flow
..  borrowing requirements, debt maturity schedules and reserve requirements
..  the relationship between cash flows and dividend obligations
..  the experience and perceived strength of management
..  price responsiveness of the security to interest rate changes
In selecting investments for the Fund, Loomis Sayles employs the following strategies:
.. Its research analysts work closely with the Fund's portfolio managers to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.
.. Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the municipal marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.
.. The Fund's portfolio managers and analysts then perform a careful and continuous credit analysis to identify the range of the credit quality spectrum they believe most likely to provide the Fund with the highest level of tax-free income consistent with overall quality.
.. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The portfolio managers primarily invest in general obligation bonds and revenue bonds nationwide and across a variety of municipal sectors. This use of multi-state and multi-sector diversification helps provide increased protection against local economic downturns or bond rating downgrades.
The Fund may also:
.. Invest in "private activity" bonds, which may subject a shareholder to an alternative minimum tax.
.. Invest in futures.
.. Invest in zero-coupon bonds.
.. For temporary defensive purposes, invest any portion of its assets in cash or in any security Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.cdcnvestfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

--------------------------------------------------------------------------------
20

 Principal Investment Risks

Derivative securities: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.
Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed- income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly referred to as "junk bonds") and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Municipal securities: Weakness in the local or national economy and other economic or regulatory events impacting municipal issuers generally could adversely affect the credit ratings and credit worthiness of the issuers of the municipal securities in which the Fund invests and the ability of issuers to make principal and interest payments.

For additional information see the section "More About Risk."
 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current adviser assumed that function on September 1, 2003. Prior to that, it served as the subadviser to the Fund, a role it assumed in June 2001. This chart and table reflect results achieved by a previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different had the current advisory arrangements and investment policies been in place for all periods shown.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+ The returns for the other class of shares offered by this Prospectus differs from the Class A returns shown in the bar chart to the extent its expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                                    [CHART]

                              (total return)/+/                         (up triangle) Highest Quarterly Return: Fourth
                                                                                      Quarter 1995, up 3.87%
 1995   1996   1997   1998    1999   2000   2001   2002   2003    2004  (down triangle) Lowest Quarterly Return: Second
------  -----  -----  -----  ------  -----  -----  -----  -----  ------                 Quarter 2004, down 2.62%
17.22%  4.63%  8.58%  5.33%  -2.76%  8.76%  3.00%  7.31%  4.63%   4.35%

+ The returns shown for periods prior to September 15, 2003 reflect the results of the CDC Nvest Municipal Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

--------------------------------------------------------------------------------
                                                                             21

The table below shows how the average annual total returns for each Class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.


Average Annual Total Returns+
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years Past 10 Years
Class A - Before Taxes                                            -0.33%       4.61%         5.51%
   Return After Taxes on Distributions*                           -0.34%       4.59%         5.49%
   Return After Taxes on Distributions & Sales of Fund Shares*     1.09%       4.59%         5.45%
Class B - Return Before Taxes                                     -1.29%       4.50%         5.22%
Lehman Municipal Bond Index**                                      4.48%       7.20%         7.06%

+ The returns shown for periods prior to September 15, 2003 reflect the results of the CDC Nvest Municipal Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
** The returns of the Index do not reflect the effect of taxes.

Class A commenced operations 5/9/77. Class B commenced operations 9/13/93.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
22

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Strategic Income Fund

Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Daniel J. Fuss and Kathleen C. Gaffney
Category: Corporate Income

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFZX   NEZBX   NECZX

 Investment Goal

The Fund seeks high current income with a secondary objective of capital growth. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including lower-quality securities, or "junk bonds") with a focus on U.S. corporate bonds, convertible securities, foreign debt instruments, including those in emerging markets and U.S. government securities. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers shift the Fund's assets among various types of income-producing securities based upon changing market conditions.
Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:
..  discounted share price compared to economic value
..  undervalued credit ratings with strong or improving credit profiles
..  yield premium relative to its benchmark
In selecting investments for the Fund, Loomis Sayles generally employs the following strategies:
.. Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.
.. Loomis Sayles seeks to buy bonds at a discount-bonds that offer a positive yield advantage over the market and, in its view, have room to go up in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.
.. Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach provides the Fund with access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues, foreign bonds and U.S. government securities.
.. The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund maintains a high level of diversification as a form of risk management.
The Fund may also:
.. Invest in zero-coupon or pay-in-kind bonds.
.. Invest in mortgage-related securities and stripped securities.
.. Invest in futures.
.. Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.cdcnvestfunds.com. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Derivative securities: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.
Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole.
Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall

--------------------------------------------------------------------------------
                                                                             23
  and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly referred to as "junk bonds") and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.
Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities.

For additional information see the section "More About Risk."
 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations.+ The returns for other classes of shares offered by this Prospectus differs from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                                    [CHART]

                        (total return)/+/
                                                                     (up triangle) Highest Quarterly Return: Second
 1996   1997    1998    1999   2000    2001    2002    2003    2004                Quarter 2003, up 12.43%
------  -----  ------  ------  -----  ------  ------  ------  ------ (down triangle) Lowest Quarterly Return: Third
14.49%  9.33%  -1.73%  12.17%  0.68%  -0.14%  15.47%  34.84%  12.93%                 Quarter 1998, down 10.57%


+ The returns shown for periods prior to September 15, 2003 reflect the results of the CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

--------------------------------------------------------------------------------
24

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and since inception compare to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten- year maturities issued by the U.S. government, its agencies and U.S. corporations. They are also compared to the Lehman U.S. Universal Bond Index, an unmanaged index representing a blend of the Lehman Aggregate, High Yield and Emerging Market indices. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Aggregate Bond Index and the Lehman U.S. Universal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.


                                                                                           Since
Average Annual Total Returns+                                                            Inception
(for the periods ended December 31, 2004)                       Past 1 Year Past 5 Years (5/1/95)
Class A - Return Before Taxes                                      7.87%       11.04%     10.26%
   Return After Taxes on Distributions*                            5.67%        8.03%      6.71%
   Return After Taxes on Distributions & Sales of Fund Shares*     5.06%        7.52%      6.51%
Class B - Return Before Taxes                                      7.08%       10.96%      9.94%
Class C - Return Before Taxes                                     11.08%       11.23%      9.92%
Lehman Aggregate Bond Index**                                      4.34%        7.71%      6.94%
Lehman U.S. Universal Bond Index**                                 4.97%        7.89%      7.11%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of each Index do not reflect the effect of taxes. The returns of each Index are calculated from 5/31/95 for Classes A, B and C shares.
+ The returns shown for period prior to September 15, 2003 reflect the results of the CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

For information about the Fund's expenses, see the section "Fund Fees &
Expenses."

--------------------------------------------------------------------------------
                                                                             25

                                    [GRAPHIC]




Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

 Shareholder Fees

(fees paid directly from your investment)

                                                           All Funds except
                                                Limited Term Government and Agency Fund Limited Term Government
                                                and Massachusetts Tax Free Income Fund      and Agency Fund
                                                        Class A         Class B Class C Class A Class B Class C
Maximum sales charge (load) imposed on
   purchases (as a percentage of offering
   price)(1)(2)                                          4.50%           None    None    3.00%   None    None
Maximum deferred sales charge (load) (as a
   percentage of original purchase price or
   redemption proceeds, as applicable)(2)                 (3)            5.00%   1.00%    (3)    5.00%   1.00%
Redemption fees (Loomis Sayles Strategic Income    2% of redemption
   Fund, Loomis Sayles High Income Fund and     proceeds on shares held
   Loomis Sayles Core Plus Bond Fund only)       for 60 days or less+*   None*   None*   None*   None*   None*
Redemption fees (all other Funds in the
   Prospectus)                                           None*           None*   None*   None*   None*   None*

                                            Massachusetts Tax
                                            Free Income Fund
                                            Class A  Class B
Maximum sales charge (load) imposed on
   purchases (as a percentage of offering
   price)(1)(2)                              4.25%    None
Maximum deferred sales charge (load) (as a
   percentage of original purchase price or
   redemption proceeds, as applicable)(2)     (3)     5.00%
Redemption fees                              None*    None*

+ Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information, see the section "Redemption Fees".
(1) A reduced sales charge on Class A shares applies in some cases. See the section "How Sales Charges Are Calculated" within the section "Fund Services."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section "How Sales Charges Are Calculated" within the section "Fund Services."

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                           Core Plus Bond Fund/(1)/ Government Securities Fund    High Income Fund
                                           Class A  Class B Class C Class A       Class B      Class A Class B Class C
Management fees                             0.42%    0.42%   0.42%   0.55%         0.55%        0.60%   0.60%   0.60%
Distribution and/or service (12b-1) fees**  0.25%    1.00%*  1.00%*  0.25%         1.00%*       0.25%   1.00%*  1.00%*
Other expenses+                             0.55%    0.55%   0.55%   0.58%         0.58%        0.78%   0.78%   0.78%
Total annual fund operating expenses        1.22%    1.97%   1.97%   1.38%         2.13%        1.63%   2.38%   2.38%
Fee Waiver and/or expense reimbursement     0.07%    0.07%   0.07%   0.00%         0.00%        0.00%   0.00%   0.00%
Net Expenses                                1.15%    1.90%   1.90%   1.38%         2.13%        1.63%   2.38%   2.38%

--------------------------------------------------------------------------------
26

                                    [GRAPHIC]




Fund Fees & Expenses (continued)

 Annual Fund Operating Expenses - continued


                                                                           Limited Term Government Massachusetts Tax Free
                                           Investment Grade Bond Fund/(2)/     and Agency Fund     Income Fund/(3)/
                                           Class A    Class B    Class C   Class A Class B Class C Class A     Class B
Management fees                             0.40%      0.40%      0.40%     0.57%   0.57%   0.57%   0.60%       0.60%
Distribution and/or service (12b-1) fees**  0.25%      1.00%*     1.00%*    0.25%   1.00%*  1.00%*  0.25%       1.00%
Other expenses+                             1.08%      1.08%      1.08%     0.40%   0.40%   0.40%   0.34%       0.34%
Total annual fund operating expenses        1.73%      2.48%      2.48%     1.22%   1.97%   1.97%   1.19%       1.94%
Fee Waiver and/or expense reimbursement     0.78%      0.78%      0.78%     0.00%   0.00%   0.00%   0.00%       0.00%
Net Expenses                                0.95%      1.70%      1.70%     1.22%   1.97%   1.97%   1.19%       1.94%

                                           Municipal Income Fund Strategic Income Fund/(4)/
                                           Class A    Class B    Class A  Class B  Class C
Management fees                             0.47%      0.47%      0.61%    0.61%    0.61%
Distribution and/or service (12b-1) fees**  0.25%      1.00%      0.25%    1.00%*   1.00%*
Other expenses+                             0.31%      0.31%      0.39%    0.39%    0.39%
Total annual fund operating expenses        1.03%      1.78%      1.25%    2.00%    2.00%
Fee Waiver and/or expense reimbursement     0.00%      0.00%      0.00%    0.00%    0.00%
Net Expenses                                1.03%      1.78%      1.25%    2.00%    2.00%

+ Other expenses have been restated to reflect contractual changes to transfer agency fees for the Funds effective January 1, 2005.
* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
** Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets.
(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.15%, 1.90%, and 1.90% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.95%, 1.70%, and 1.70% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
(3) Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.40% and 2.05% annually of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis.
(4) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25%, 2.00%, and 2.00% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis.

--------------------------------------------------------------------------------
                                                                             27

                                    [GRAPHIC]

 Example

This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.
The example assumes that:
.. You invest $10,000 in a Fund for the time periods indicated;
.. Your investment has a 5% return each year;
.. A Fund's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        Core Plus                   Government                   High Income
                        Bond Fund                 Securities Fund                   Fund
           Class A    Class B       Class C    Class A    Class B    Class A    Class B       Class C
                    (1)    (2)    (1)    (2)            (1)    (2)            (1)    (2)    (1)    (2)
1 year     $  562  $  693 $  193 $  293 $  193 $  584  $  716 $  216 $  608  $  741 $  241 $  341 $  241
3 years    $  799  $  897 $  597 $  597 $  597 $  867  $  967 $  667 $  941  $1,042 $  742 $  742 $  742
5 years    $1,054  $1,226 $1,026 $1,026 $1,026 $1,171  $1,344 $1,144 $1,297  $1,470 $1,270 $1,270 $1,270
10 years** $1,785  $2,027 $2,027 $2,222 $2,320 $2,033  $2,271 $2,271 $2,296  $2,530 $2,530 $2,716 $2,716

                    Investment Grade                 Limited Term Government       Massachusetts Tax Free
                       Bond Fund+                        and Agency Fund                Income Fund
           Class A    Class B       Class C    Class A    Class B       Class C    Class A     Class B
                    (1)    (2)    (1)    (2)            (1)    (2)    (1)    (2)             (1)    (2)
1 year     $  543  $  673 $  173 $  273 $  173 $  421  $  700 $  200 $  300 $  200 $  541   $  697 $  197
3 years    $  898  $  998 $  698 $  698 $  698 $  676  $  918 $  618 $  618 $  618 $  787   $  909 $  609
5 years    $1,276  $1,450 $1,250 $1,250 $1,250 $  950  $1,262 $1,062 $1,062 $1,062 $1,052   $1,247 $1,047
10 years** $2,337  $2,571 $2,571 $2,757 $2,757 $1,733  $2,102 $2,102 $2,296 $2,296 $1,807   $2,264 $2,264

                 Municipal                Strategic Income
                Income Fund                     Fund
           Class A    Class B    Class A    Class B       Class C
                    (1)    (2)            (1)    (2)    (1)    (2)
1 year     $  550  $  681 $  181 $  572  $  703 $  203 $  303 $  203
3 years    $  763  $  860 $  560 $  829  $  927 $  627 $  627 $  627
5 years    $  993  $1,164 $  964 $1,105  $1,278 $1,078 $1,078 $1,078
10 years** $1,653  $2,095 $2,095 $1,893  $2,134 $2,134 $2,327 $2,327

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
* The example is based on the net expenses shown above for the Core Plus Bond Fund, Investment Grade Bond Fund, Massachusetts Tax Free Income Fund and Strategic Income Fund for the 1-year period illustrated in the Example and on the total annual fund operating expenses for the remaining years. The Example is based on the total annual fund operating expenses for all other Funds for all periods.
** Class B shares automatically convert to Class A shares after 8 years;
   therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.
+ Retail Class shares converted into Class A shares on September 12, 2003. Expenses for Class A shares are based on the former Retail Class expenses, adjusted to take into account Class A's current fees and expenses, including the agreement to limit operating expenses.

--------------------------------------------------------------------------------
28

                                    [GRAPHIC]




More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Fund's adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk (Core Plus Bond, High Income, Investment Grade Bond and Strategic Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (Core Plus Bond, High Income and Strategic Income Funds) The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk (All Funds except Massachusetts Tax Free Income Fund and Municipal Income Fund) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Risk (All Funds except Government Securities, Massachusetts Tax Free Income and Municipal Income) The risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.

High Yield Risk (Core Plus Bond, High Income, Investment Grade Bond and Strategic Income Funds) The risk associated with investing in high yield securities and unrated securities of similar quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than other securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce a Fund's ability to sell them.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk (All Funds) The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, and Rule 144A Securities.

Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

--------------------------------------------------------------------------------
                                                                             29

                                    [GRAPHIC]




More About Risk (continued)


Options, Futures, Swap Contracts and Other Derivatives Risks (All Funds except Investment Grade Bond Fund for options and futures) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.

Prepayment Risk (All Funds except Massachusetts Tax Free Income Fund and Municipal Income Fund) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk (Core Plus Bond, High Income and Strategic Income Funds) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold.

--------------------------------------------------------------------------------
30

                                    [GRAPHIC]



Management Team
Meet the Funds' Investment Adviser


The CDC Nvest Funds family (as defined below) currently includes 23 mutual funds. The CDC Nvest Funds family had combined assets of $5.8 billion as of December 31, 2004. CDC Nvest Funds are distributed through IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers the CDC Nvest Income and Tax Free Income Funds (the "Funds" or each a "Fund"), which, along with the CDC Nvest Equity Funds, CDC Nvest Star Funds, the CDC IXIS Moderate Diversified Portfolio, the CDC IXIS Equity Diversified Portfolio, Loomis Sayles Research Fund, Loomis Sayles Growth Fund and Hansberger Foreign Growth Fund, constitute the "CDC Nvest Funds." CDC Nvest Cash Management
Trust -- Money Market Series is the "Money Market Fund."

 Adviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Funds. Loomis Sayles is a subsidiary of IXIS Asset Management North America, L.P. ("IXIS Asset Management North America"), which is a subsidiary of IXIS Asset Management, a French asset manager. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $58 billion in assets under management as of September 30, 2004. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each of these Funds.

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2004, as a percentage of each Fund's average daily net assets, were 0.39% for Loomis Sayles Core Plus Bond Fund (after waiver or reimbursement)/1/, 0.55% for Loomis Sayles Government Securities Fund/2/, 0.68% for Loomis Sayles High Income Fund, 0% for Loomis Sayles Investment Grade Bond Fund (after waiver or reimbursement), 0.57% for Loomis Sayles Limited Term Government and Agency Fund, 0.60% for Loomis Sayles Massachusetts Tax Free Income Fund/3/, 0.47% for Loomis Sayles Municipal Income Fund, and 0.62% for Loomis Sayles Strategic Income Fund.
../1/ The advisory fee for the Loomis Sayles Core Plus Bond Fund consisted of a fee of 0.208% payable to Loomis Sayles, as investment adviser to the Fund and an advisory administration fee of 0.208% payable to IXIS Asset Management Advisors, L.P., ("IXIS Advisors") as advisory administrator to the Fund.
/2/ The advisory fee for the Loomis Sayles Government Securities Fund consisted of a fee of 0.275% payable to Loomis Sayles, as investment adviser to the Fund and an advisory administration fee of 0.275% payable to IXIS Advisors, as advisory administrator to the Fund.
/3/ The advisory fee for the Loomis Sayles Massachusetts Tax Free Income Fund consisted of a fee of 0.300% payable to Loomis Sayles, as investment adviser to the Fund and an advisory administration fee of 0.300% payable to IXIS Advisors, as advisory administrator to the Fund.

 Portfolio Trades

In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Fund's shares or are affiliated with IXIS Asset Management North America, Loomis Sayles' parent company. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Pursuant to exemptive relief that may in the future be granted by the SEC, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by IXIS Advisors or its affiliates ("Central Funds"). The Central Funds currently include the CDC Nvest Cash Management Trust-Money Market Series; Institutional Daily Income Fund; Cortland Trust, Inc.; and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for CDC Nvest Cash Management Trust-Money Market Series, which is advised by IXIS Advisors and sub-advised by Reich & Tang. Because IXIS Advisors and Reich & Tang are both subsidiaries of IXIS Asset Management North America, the Funds and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the 1940 Act.

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from each other through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: CDC Nvest Funds Trust I (except the CGM Advisor Targeted Equity Fund series), CDC Nvest Funds Trust II, CDC Nvest Funds Companies Trust I, CDC Nvest Funds Trust III, AEW Real Estate Income Fund, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and sub-advisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., Harris Associates L.P. and Westpeak Global Advisors, L.P. Each of these advisers and sub-advisers are subsidiaries of IXIS Asset Management North America and are thus "affiliated persons" under the 1940 Act by reason of being under common control by IXIS Asset Management North America. In addition, because the Funds are advised by firms that are affiliated with one another, they may be

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                                                                             31

                                    [GRAPHIC]



Management Team
Meet the Funds' Investment Adviser (continued)

considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds and AEW Real Estate Income Fund will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate.

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32

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Management Team
Meet the Funds' Portfolio Managers


Matthew J. Eagan

Matthew Eagan has served as co-portfolio manager of the High Income Fund since May 2002. Mr. Eagan, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1990 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst. Mr. Eagan has over 14 years of investment experience.

Daniel J. Fuss

Daniel Fuss has served as portfolio manager of the Strategic Income Fund since May 1995 and has served as co-portfolio manager of the Investment Grade Bond Fund since its inception in December 1996 Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1968 and has been at Loomis Sayles since 1976. Mr. Fuss holds the designation of Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has over 37 years of investment experience.

Kathleen C. Gaffney

Kathleen Gaffney has been assisting Daniel Fuss as a portfolio manager of the Strategic Income Fund since April 1996 and has served as co-portfolio manager of the High Income Fund since May 2002. Ms. Gaffney, Vice President of Loomis Sayles, joined the company in 1984. Ms. Gaffney holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Massachusetts at Amherst and has over 20 years of investment experience.

John Hyll

John Hyll has served as co-portfolio manager of the Government Securities Fund since January 2003 and the Limited Term Government and Agency Fund since April 2003. Mr. Hyll, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 1989. Mr. Hyll received a B.A. and an M.B.A. from Baldwin-Wallace College. He has over 21 years of investment experience.

Steven Kaseta

Steven Kaseta has served as co-portfolio manager of the Investment Grade Bond Fund since February 2002. Mr. Kaseta, Vice President of Loomis Sayles, joined the firm in 1994. He received a A.B. from Harvard University and an M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kaseta has over 22 years of investment experience.

Peter W. Palfrey

Peter Palfrey has served as co-portfolio manager of the Core PlusBond Fund since May 1999, including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund. Mr. Palfrey, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 2001. Prior to that he was Senior Vice President of Back Bay Advisors from 1993 until 2001. Mr. Palfrey holds the designation of Chartered Financial Analyst. He received his B.A. from Colgate University and has over 22 years of investment experience.

Robert Payne

Robert Payne has co-managed the Massachusetts Tax Free Income Fund and Municipal Income Fund since January 2003. Mr. Payne is Vice President and Portfolio Manager of Loomis Sayles. His investment career began in 1967 and he has been with Loomis Sayles since 1982. He received a B.S. from the University of Utah and has over 37 years of investment experience.

Richard G. Raczkowski

Richard Raczkowski has served as a co-portfolio manager of the Core Plus Bond Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Raczkowski, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 2001. Prior to that he was Vice President of Back Bay Advisors from 1998 until 2001. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has over 20 years of investment experience.

Clifton V. Rowe

Cliff Rowe has served as co-portfolio manager of the Limited Term Government and Agency Fund since June 2001 and the Government Securities Fund since January 2003. Mr. Rowe, Portfolio Manager and Vice President of Loomis Sayles, joined the company in 1992. Prior to becoming a Portfolio Manager, he served Loomis Sayles as a Trader from 1999 until 2001. He holds the designation of Chartered Financial Analyst. Mr. Rowe received a B.B.A. from James Madison University and an MBA from the University of Chicago, and has over 13 years of investment experience.

Martha A. Strom

Martha A. Strom has co-managed the Massachusetts Tax Free Income Fund and Municipal Income Fund since January 2002. Ms. Strom is Vice President and Portfolio Manager of the Municipal Bond Investment Team of Loomis Sayles. Her investment career began with Loomis Sayles in 1988. Following a five-year period with Nuveen Investments, where she was Assistant Vice President and Fixed Income Research Analyst, Ms. Strom rejoined Loomis Sayles in 2001. Ms. Strom received a B.S. from Boston University and has over 17 years of investment management experience.

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                                                                             33

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                                    [GRAPHIC]



Fund Services
Investing in the Funds


 Choosing a Share Class

Each Fund offers Classes A, B and C shares to the public, except Loomis Sayles Government Securities Fund, Loomis Sayles Massachusetts Tax Free Income Fund and Loomis Sayles Municipal Income Fund offer only Class A and Class B shares. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.
 Class A Shares

.. You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section "How Sales Charges Are Calculated."

.. You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

.. You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.
 Class B Shares

.. You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

.. You pay higher annual expenses than Class A shares.

.. You will pay a charge on redemptions if you sell your shares within six years of purchase, as described in the section "How Sales Charges Are Calculated."

.. Your Class B shares will automatically convert into Class A shares after eight years, which reduces your annual expenses.

.. Investors will not be permitted to purchase $100,000 or more of Class B shares as a single investment per account. There may be certain exceptions to this restriction for omnibus accounts and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.
 Class C Shares

.. You pay higher annual expenses than Class A shares.

.. You may pay a charge on redemptions if you sell your shares within one year of purchase.

.. Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than eight years, you'll pay higher expenses than shareholders of other classes.

.. Investors purchasing $1 million or more of Class C shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.
For information about the Fund's expenses, see the section "Fund Fees & Expenses" in this Prospectus.

 Certificates

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

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34

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                                    [GRAPHIC]



Fund Services
How Sales Charges Are Calculated


 Class A Shares

The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase:

                         Class A Sales Charges**
                      All Funds Except Limited Term
                       Government and Agency Fund,
                      Massachusetts Tax Free Income
                      Fund and Municipal Income Fund
                        As a % of       As a % of
   Your Investment    offering price your investment
Less than $100,000        4.50%           4.71%
$  100,000 - $249,999     3.50%           3.63%
$  250,000 - $499,999     2.50%           2.56%
$  500,000 - $999,999     2.00%           2.04%
$1,000,000 or more*       0.00%           0.00%

                          Class A Sales Charges
                               Limited Term
                              Government and
                               Agency Fund
                        As a % of       As a % of
   Your Investment    offering price your investment
Less than $100,000        3.00%           3.09%
$  100,000 - $249,999     2.50%           2.56%
$  250,000 - $499,999     2.00%           2.04%
$  500,000 - $999,999     1.25%           1.27%
$1,000,000 or more*       0.00%           0.00%

                         Class A Sales Charges**
                      Massachusetts Tax Free Income Fund
                        As a % of         As a % of
   Your Investment    offering price   your investment
Less than $50,000         4.25%             4.44%
$   50,000 - $ 99,000     4.00%             4.17%
$  100,000 - $249,999     3.50%             3.63%
$  250,000 - $499,999     2.50%             2.56%
$  500,000 - $999,999     2.00%             2.04%
$1,000,000 or more*       0.00%             0.00%

                         Class A Sales Charges**
                          Municipal Income Fund
                        As a % of       As a % of
   Your Investment    offering price your investment
Less than $50,000         4.50%           4.71%
$   50,000 - $ 99,000     4.50%           4.71%
$  100,000 - $249,999     3.50%           3.63%
$  250,000 - $499,999     2.50%           2.56%
$  500,000 - $999,999     2.00%           2.04%
$1,000,000 or more*       0.00%           0.00%

* For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section "How the CDSC is Applied to Your Shares."
** Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper "breakpoint" discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members' and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Funds' website at www.cdcnvestfunds.com (click on "sales charges" at the bottom of the home page) or in the Funds' statement of additional information.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:
.. Letter of Intent -- By signing a Letter of Intent, you may purchase Class A shares of any CDC Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more over 13 months. Purchases of Class B and Class C shares may be used toward meeting the letter of intent.
.. Cumulative Purchase Discount -- You may be to a reduced sales charge if your "total investment" reaches

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Fund Services
How Sales Charges Are Calculated (continued)

  a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in the Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the CDC Nvest Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to entire amount of your current purchase in the Fund.
.. Combining Accounts -- allows you to combine shares of multiple CDC Nvest
  Funds and classes for purposes of calculating your sales charge.

   Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, in-laws, grandparents, grandchildren, individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

   Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.
In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. SIMPLE IRA contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other CDC Nvest Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales chares may not apply to the Money Market Fund unless shares are purchased through an exchange from another CDC Nvest Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:
.. Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;
.. Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;
.. Fund Trustees and other individuals who are affiliated with any CDC Nvest
  Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);
.. Participants in certain Retirement Plans with at least $1 million or more in total plan assets or 100 eligible employees;
.. Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;
.. Investments of $5 million or more in Limited Term Government and Agency Fund by corporations purchasing shares for their own account, credit unions, or bank trust departments and trust companies with discretionary accounts which they hold in a fiduciary capacity
.. Investments of $25,000 or more in CDC Nvest Funds or the Money Market Fund by clients of an adviser or subadviser to any CDC Nvest Fund or the Money Market Fund.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of the Funds (without paying a front-end sales charge) to repurchase Class A shares of any CDC Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify CDC Nvest Funds or your financial representative in writing at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will be generally be eliminated in the following cases: (1) to make distributions from a Retirement Plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

--------------------------------------------------------------------------------
36

 Class B Shares

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within six years of buying them. The amount of the CDSC, if any, declines each year that you own your shares (except in the 3/rd/ and 4/th/ years, which have the same CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another CDC Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

  Class B Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    5.00%
       2nd                    4.00%
       3rd                    3.00%
       4th                    3.00%
       5th                    2.00%
       6th                    1.00%
    Thereafter                0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class B shares will be generally be eliminated in the following cases: (1) to make distributions from a Retirement Plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

 Class C Shares

The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another CDC Nvest Fund.

  Class C Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    1.00%
    Thereafter                0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will be generally be eliminated in the following cases: (1) to make distributions from a Retirement Plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

 How the CDSC Is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:
.. is calculated based on the number of shares you are selling;
.. is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;
.. is deducted from the proceeds of the redemption, not from the amount remaining in your account; and
.. for year one applies to redemptions through the day that is one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:

.. increases in net asset value above the purchase price; or .. shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

 Exchanges into Shares of the Money Market Fund

If you exchange shares of a Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC and conversion into Class A shares stops until you exchange back into shares of another CDC Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

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Fund Services
It's Easy to Open an Account

 To Open an Account with CDC Nvest Funds:

1.Read this Prospectus carefully. The Funds will only accept accounts from U.S.
  citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                                                     Minimum to Open an
                                                                       Minimum to      Account Using       Minimum for
Type of Account                                                      Open an Account Investment Builder Existing Accounts
Any account other than those listed below                                $2,500             $25               $100
Accounts registered under the Uniform Gifts to
   Minors Act ("UGMA") or the Uniform Transfers to Minors Act
   ("UTMA")                                                              $2,500             $25               $100
Individual Retirement Accounts ("IRAs")                                    $500             $25               $100
Coverdell Education Savings Accounts                                       $500             $25               $100
Retirement plans with tax benefits such as corporate pension, profit
   sharing and Keogh plans                                                 $250             $25               $100
Payroll Deduction Investment Programs for
   SARSEP*, SEP, SIMPLE IRA, 403(b)(7) and certain other
   retirement plans                                                         $25             N/A                $25

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

3.Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or CDC Nvest Funds at 800-225-5478. For more information on CDC Nvest Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.

4.Use the following sections as your guide for purchasing shares.

 Self-Servicing Your Account

Buying or selling shares is easy with the services described below:
                    CDC Nvest Funds Personal Access Line(R)

                             800-225-5478, press 1
                            CDC Nvest Funds Web Site

                             www.cdcnvestfunds.com
You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
    . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
    . review your account balance, recent transactions, Fund prices and recent performance;
    . order duplicate account statements; and . obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

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38

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                                    [GRAPHIC]



Fund Services
Buying Shares

                                    Opening an Account                               Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
                     . Make out a check in U.S. dollars for the        . Make out a check in U.S. dollars for the
                       investment amount, payable to "CDC Nvest          investment amount, payable to "CDC Nvest
 [GRAPHIC]             Funds." Third party checks and "starter"          Funds." Third party checks and "starter"
                       checks will not be accepted.                      checks will not be accepted.
                     . Mail the check with your completed              . Complete the investment slip from an
                       application to CDC Nvest Funds, P.O. Box          account statement or include a letter
                       219579, Kansas City, MO 64121-9579.               specifying the Fund name, your class of
                                                                         shares, your account number and the
                                                                         registered account name(s).
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund into   . Call your investment dealer or CDC Nvest
                       which you are exchanging by calling your          Funds at 800-225-5478 or visit
 [GRAPHIC]             investment dealer or CDC Nvest Funds at           www.cdcnvestfunds.com to request an
                       800-225-5478.                                     exchange.
                     . Call your investment dealer or CDC Nvest
                       Funds or visit www.cdcnvestfunds.com to
                       request an exchange.
 By Wire
                     . Opening an account by wire is not available.    . Visit www.cdcnvestfunds.com to add shares
                                                                         to your account by wire. Instruct your bank
 [GRAPHIC]                                                               to transfer funds to State Street Bank &
                                                                         Trust Company, ABA #011000028, and
                                                                         DDA #99011538.
                                                                       . Specify the Fund name, your class of shares,
                                                                         your account number and the registered
                                                                         account name(s). Your bank may charge you
                                                                         for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Although you cannot open an account through     . Call CDC Nvest Funds at 800-225-5478 or
                       ACH, you may add this feature by selecting it     visit www.cdcnvestfunds.com to add shares
 [GRAPHIC]             on your account application.                      to your account through ACH.
                     . Ask your bank or credit union whether it is a   . If you have not signed up for the ACH
                       member of the ACH system.                         system, please call CDC Nvest Funds or visit
                                                                         www.cdcnvestfunds.com for a Service
                                                                         Options Form. A signature guarantee may
                                                                         be required to add this privilege.
 Automatic Investing Through Investment Builder
                     . Indicate on your application that you would     . Please call CDC Nvest Funds at 800-225-
                       like to begin an automatic investment plan        5478 or visit www.cdcnvestfunds.com for a
 [GRAPHIC]             through Investment Builder and the amount of      Service Options Form. A signature
                       the monthly investment ($25 minimum).             guarantee may be required to add this
                     . Include a check marked "Void" or a deposit        privilege.
                       slip from your bank account.                    . See the section "Additional Investor
                                                                         Services."

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                                                                             39

                                    [GRAPHIC]



Fund Services
Selling Shares

                      To Sell Some or All of Your Shares
Certain restrictions may apply. See the section "Restrictions on Buying, Selling and Exchanging Shares."

 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your Fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be
 [GRAPHIC]             redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to CDC Nvest Funds, P.O. Box 219579, Kansas City, MO
                       64121-9579 or by registered, express or certified mail to CDC Nvest Funds, 330 West 9th Street,
                       Kansas City, MO 64105-1514.
                     . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter.
                       Proceeds delivered by mail will generally be mailed to you on the business day after the request is received in good order.
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or CDC Nvest Funds at 800-225-5478.
 [GRAPHIC]
                     . Call CDC Nvest Funds or visit www.cdcnvestfunds.com to request an exchange.

 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call CDC Nvest Funds at 800-225-5478 or visit www.cdcnvestfunds.com or indicate in your
 [GRAPHIC]             redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                     . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee
                       (currently $5.00) will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call CDC Nvest Funds at 800-225-5478 or visit www.cdcnvestfunds.com for a Service Options Form.
                     . Call CDC Nvest Funds or visit www.cdcnvestfunds.com to request an ACH redemption.
                     . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.
 By Telephone
                     . Call CDC Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above).
 [GRAPHIC]



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40

 By Systematic Withdrawal Plan (See the section "Additional Investor Services" for more details.)
                     . Call CDC Nvest Funds at 800-225-5478 or your financial representative for more information.
                     . Because withdrawal payments may have tax consequences, you should consult your tax adviser
 [GRAPHIC]             before establishing such a plan.


 By Check (for Class A shares of Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund only)
                     . Select the checkwriting option on your application and complete the signature card.
                     . To add this privilege to an existing account, call CDC Nvest Funds at 800-225-5478 for a Service
 [GRAPHIC]             Options Form.
                     . Each check must be written for $500 or more.
                     . You may not close your account by withdrawal check. Please call your financial representative or
                       CDC Nvest Funds to close an account.

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                                                                             41

                                    [GRAPHIC]



Fund Services
Selling Shares in Writing

--------------------------------------------------------------------------------
42

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.
A medallion signature guarantee protects you against fraudulent orders and is necessary if:
.. your address of record has been changed within the past 30 days;
.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.
A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:
.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.
The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or CDC Nvest Funds regarding requirements for other account types.

 Seller (Account
 Type)                 Requirements for Written Requests
 Qualified            . The request must include the signatures of all those authorized to sign,
 retirement benefit     including title.
 plans (except CDC    . Medallion signature guarantee, if applicable (see above).
 Nvest Funds          . Additional documentation and distribution forms may be required.
 prototype
 documents)
 Individual           . Additional documentation and distribution forms may be required.
 Retirement Accounts
 Individual, joint,   . The request must include the signatures of all persons authorized to sign,
 sole                   including title, if applicable.
 proprietorship,      . Medallion signature guarantee, if applicable (see above).
 UGMA/UTMA (minor     . Additional documentation may be required.
 accounts)
 Corporate or         . The request must include the signatures of all persons authorized to sign,
 association            including title.
 accounts             . Certified copy of corporate resolution or similar documents.
 Owners or trustees   . The request must include the signatures of all trustees authorized to sign,
 of trust accounts      including title.
                      . If the names of the trustees are not registered on the account, please provide a copy of the trust document certified within the past 60 days.
                      . Medallion signature guarantee, if applicable (see above).
 Joint tenancy        . The request must include the signatures of all surviving tenants of the account.
 whose co-tenants     . Certified copy of the death certificate.
 are deceased         . Medallion signature guarantee if proceeds check is issued to other than the surviving tenants.
 Power of Attorney    . The request must include the signatures of the attorney-in-fact, indicating such title.
 (POA)                . A medallion signature guarantee.
                      . Certified copy of the POA document stating it is still in full force and effect, specifying that the grantor is alive, the exact Fund and account number, and certified within 30 days of receipt of instructions.*
 Executors of         . The request must include the signatures of all those authorized to sign,
 estates,               including capacity.
 administrators,      . A medallion signature guarantee. Certified copy of court document where
 guardians,             signer derives authority, e.g., Letters of Administration, Conservatorship and
 conservators           Letters Testamentary.*

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

                                    [GRAPHIC]



Fund Services
Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections "Buying Shares" and "Selling Shares"). For exchanges into the Money Market Fund, the holding period for determining the CDSC, if applicable, will stop and will resume only when an exchange into an applicable Fund occurs. Class A shares of a Fund acquired in connection with certain deferred compensation plans offered by New England Life Insurance Company ("NELICO") and its affiliates, their directors, senior officers, agents or general agents may be exchanged, with the consent of NELICO, for Class Y shares of the same Fund or any other Fund that offers Class Y shares. The exchange must be for the minimum to open an account (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the SAI for more detailed information on exchanging Fund shares.
Restrictions on Buying, Selling and Exchanging Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. Each Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Funds' Board of Trustees has adopted the following policies with respect to frequent purchases and redemptions of Fund shares.

The Funds reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to refuse any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of any Fund are made for the account over a 90-day interval as determined by the Fund; or (ii) the account makes one or more exchange purchases of any Fund over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. With respect to new purchases of a Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in a Fund followed by a subsequent redemption; or (ii) there are two purchases into a Fund by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. The preceding are not exclusive lists of activities that the Fund and the Distributor may consider to be "market timing."

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Fund and the Distributor will not always be able to detect market timing activity, investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund . For example, the ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners.

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                                                                             43

                                    [GRAPHIC]



Fund Services
Restrictions on Buying, Selling and Exchanging Shares (continued)


 Purchase Restrictions

Each Fund are required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. A Fund may not be able to open your account if the requested information is not provided. Each Funds reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

 Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

               Restriction              Situation
               The Fund may suspend     . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "Exchange") is closed
               more than 7 days:          (other than a
                                          weekend/holiday)
                                        . During an emergency
                                        . During any other
                                          period permitted by
                                          the SEC
               The Fund reserves the    . With a notice of a
               right to suspend           dispute between
               account services or        registered owners
               refuse transaction       . With
               requests:                  suspicion/evidence of
                                          a fraudulent act
               The Fund may pay the     . When it is detrimental
               redemption price in        for a Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               The Fund may withhold    . When redemptions are
               redemption proceeds        made within 10
               until the check or         calendar days of
               funds have cleared:        purchase by check or
                                          ACH of the shares
                                          being redeemed

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind.

 Redemption Fees

For Class A shares of Core Plus Bond Fund, High Income Fund and Strategic Income Fund

Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares of the Fund within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Fund of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.

The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Funds currently do not impose a redemption fee on a redemption of:

.. shares acquired by reinvestment of dividends or distributions of a Fund; or .. shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or .. shares redeemed as part of a systematic withdrawal plan.

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44

The Funds may modify or eliminate these waivers at any time. In addition, the Funds may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.

The ability of a Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited.

 Small Account Policy

Each Fund assess a minimum balance fee on an annual basis for accounts that fall below the minimum amount required to establish an account, as previously described in this Prospectus. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. This minimum balance fee does not apply to accounts with active investment builder and payroll deduction programs, accounts that fall below the minimum as a result of the automatic conversion from Class B shares to Class A shares, accounts held through the National Securities Clearing Corporation, or retirement accounts. In its discretion, the Fund may also close the account and send the account holder the proceeds if the account falls below the minimum amount.

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                                                                             45

                                    [GRAPHIC]



Fund Services
How Fund Shares Are Priced


"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  -------------------------------------------------
                            Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:
.. A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in Loomis Sayles's discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if Loomis Sayles in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the fixed income markets are open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.
.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by each Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
.. Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.
.. A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.
* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
.. Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).
.. Securities traded on foreign exchanges -- market price on the non-U.S.
  exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.
.. Options -- last sale price, or if not available, last offering price.
.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

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46

.. All other securities -- fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

Because of fair value pricing, as described above for "Securities traded on foreign exchanges" and "All other securities," securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Dividends and Distributions

The Funds' generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund declares dividends for each class daily and pays them monthly. The net investment income accruing on Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately following business day. The Funds expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:
    . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another CDC Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section "Additional Investor Services."
    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another CDC Nvest Fund.
    .  Receive all distributions in cash.

For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a CDC Nvest Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

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                                                                             47

                                    [GRAPHIC]



Fund Services
Tax Consequences


Each Fund intend to meet all requirements under Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders. Massachusetts Tax Free Income Fund and Municipal Income Fund also intend to meet all the requirements of the Code necessary to ensure that they are qualified to pay "exempt interest dividends." Fund distributions designated as exempt-interest dividends are not generally subject to federal income tax. In addition, in the case of Massachusetts Tax Free Income Fund, such distributions are not generally subject to Massachusetts state income tax to the extent they derive from Massachusetts obligations and provided that the Fund identifies such distributions in written notice to shareholders within 60 days from the end of the taxable year. The Massachusetts Tax Free Income Fund and Municipal Income Fund may, however, invest a portion of their assets in securities that generate income that is not exempt from federal or state taxes.

Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the reduced long-term capital gain rates described below. "Qualified dividend income" generally includes dividends from domestic and some foreign corporations. It does not include income from fixed-income securities. In addition, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares for such distributions to be eligible for treatment as qualified dividend income.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. For more information, see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status."

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

A Fund's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund's yield on those securities would be decreased. We do not expect shareholders to be to claim a credit or deduction with respect to foreign taxes if the Fund invests more than 50% of its assets in foreign securities. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest.

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. Income generated by investments in fixed-income securities is not eligible for treatment as qualified dividend income.

Sales or Exchanges of Fund Shares. The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another CDC Nvest Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the

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48

Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and
(ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. The provision will first apply to the Fund in its taxable year beginning October 1, 2005.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

Special tax considerations for Massachusetts Tax Free Income Fund
Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

For state tax purposes, gains realized by the Fund on the sale of certain tax-exempt securities that are designated by the Fund as tax-exempt retain their tax-exempt character when distributed to shareholders.

The Massachusetts personal income tax statute taxes gains from the sale or exchange of capital assets held for more than one year at a rate of 5.3%. Shareholders should consult their tax advisors with respect to the Massachusetts personal income tax treatment of capital gain distributions from the Fund.

Special tax considerations for Municipal Income Fund
The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund.

Compensation to Securities Dealers

As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges are detailed in the section "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, each Fund's Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class B and Class C shares some or all of such fees may also be paid to financial institutions that finance the payment of commissions or similar charges on Class B Shares. Because these distribution fees are paid out of the Funds' assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor and its affiliates may, out of their own resources, make payments in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor. Payments may vary based on net sales, the length of time assets of a dealer's clients have remained invested in the Funds, and other factors. See the SAI for more details.

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                                                                             49

                                    [GRAPHIC]



Fund Services
Additional Investor Services

Retirement Plans
CDC Nvest Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program
This is CDC Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $25 or more from your bank checking or savings account to purchase shares of one or more CDC Nvest Funds. To join the Investment Builder Program, please refer to the section "Buying Shares."

Dividend Diversification Program
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund or Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan
CDC Nvest Funds have an automatic exchange plan under which shares of a class of a CDC Nvest Fund are automatically exchanged each month for shares of the same class of another CDC Nvest Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares."

CDC Nvest Funds Personal Access Line(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

CDC Nvest Funds Web Site
Visit us at www.cdcnvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

*Effective January 1, 1997, the Savings Incentive Match Plan for Employees of
 Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

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50

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                                                                             51

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Financial Performance

The financial highlights table is intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the Fund's annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor. Retail Class shares were converted to Class A shares on September 12, 2003. Class B and C shares began operations on September 12, 2003.

For a share outstanding throughout each period

                            Income (loss) from investment operations:          Less distributions:
                            ----------------------------------------  -------------------------------------

                 Net asset
                   value,                 Net realized                Dividends  Distributions
                 Beginning     Net       and unrealized  Total from    from net    from net
                     of     investment   gain (loss) on  investments  investment   realized        Total     Redemption
                 the period   Income       investment    operations     income   capital gains distributions    fee
                 ---------- ----------   --------------  -----------  ---------- ------------- ------------- ----------

LOOMIS SAYLES CORE PLUS BOND FUND
Class A
9/30/2004          $11.63     $0.47(c)       $ 0.13        $ 0.60       $(0.54)     $   --        $(0.54)      $0.00(f)
9/30/2003(e)        11.28      0.37(c)         0.34          0.71        (0.36)         --         (0.36)         --
12/31/2002          11.59      0.63(c)        (0.32)         0.31        (0.62)         --         (0.62)         --
12/31/2001(d)       11.52      0.73            0.10          0.83        (0.76)         --         (0.76)         --
12/31/2000          11.51      0.78            0.03          0.81        (0.80)         --         (0.80)         --
12/31/1999          12.36      0.81           (0.86)        (0.05)       (0.79)      (0.01)        (0.80)         --
Class B
9/30/2004           11.62      0.38(c)         0.14          0.52        (0.44)         --         (0.44)       0.00(f)
9/30/2003(e)        11.28      0.30(c)         0.34          0.64        (0.30)         --         (0.30)         --
12/31/2002          11.59      0.55(c)        (0.32)         0.23        (0.54)         --         (0.54)         --
12/31/2001(d)       11.51      0.64            0.10          0.74        (0.66)         --         (0.66)         --
12/31/2000          11.51      0.70            0.02          0.72        (0.72)         --         (0.72)         --
12/31/1999          12.36      0.72           (0.86)        (0.14)       (0.70)      (0.01)        (0.71)         --
Class C
9/30/2004           11.63      0.38(c)         0.14          0.52        (0.44)         --         (0.44)       0.00(f)
9/30/2003(e)        11.29      0.30(c)         0.34          0.64        (0.30)         --         (0.30)         --
12/31/2002          11.60      0.55(c)        (0.32)         0.23        (0.54)         --         (0.54)         --
12/31/2001(d)       11.52      0.65            0.09          0.74        (0.66)         --         (0.66)         --
12/31/2000          11.52      0.70            0.02          0.72        (0.72)         --         (0.72)         --
12/31/1999          12.37      0.72           (0.86)        (0.14)       (0.70)      (0.01)        (0.71)         --

LOOMIS SAYLES GOVERNMENT SECURITIES FUND
Class A
9/30/2004          $12.09     $0.37(c)       $(0.05)       $ 0.32       $(0.44)     $   --        $(0.44)         --
9/30/2003(e)        12.12      0.26(c)         0.06          0.32        (0.35)         --         (0.35)         --
12/31/2002          11.18      0.45(c)         1.01          1.46        (0.52)         --         (0.52)         --
12/31/2001(d)       11.18      0.50            0.05          0.55        (0.55)         --         (0.55)         --
12/31/2000          10.47      0.62            0.69          1.31        (0.60)         --         (0.60)         --
12/31/1999          11.90      0.67           (1.42)        (0.75)       (0.68)         --         (0.68)         --
Class B
9/30/2004           12.10      0.28(c)        (0.06)         0.22        (0.35)         --         (0.35)         --
9/30/2003(e)        12.12      0.20(c)         0.07          0.27        (0.29)         --         (0.29)         --
12/31/2002          11.17      0.36(c)         1.02          1.38        (0.43)         --         (0.43)         --
12/31/2001(d)       11.18      0.42            0.03          0.45        (0.46)         --         (0.46)         --
12/31/2000          10.47      0.54            0.69          1.23        (0.52)         --         (0.52)         --
12/31/1999          11.90      0.59           (1.42)        (0.83)       (0.60)         --         (0.60)         --

(a)A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Core Plus Bond Fund was to decrease net investment income per share by $.01 for Class A, $.02 for Class B, and $.01 for Class C and to decrease the ratio of net investment income to average net assets from 6.34% to 6.26% for Class A, 5.57% to 5.49% for Class B and 5.59% to 5.52% for Class C. For the Government Securities Fund, the effect of this change was to decrease net investment income per share by $.05 for Class A and $.04 for Class B and to decrease the ratio of net investment income to average net assets from 4.85% to 4.46% for Class A and 4.10% to 3.71% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
52

                                         Ratios to average net assets:
                                       ----------------------------------

       Net asset           Net assets,
         value,   Total      end of              Net investment Portfolio
         end of   return   the period  Expenses      income     turnover
       the period (%)(a)      (000)     (%)(b)       (%)(b)     rate (%)
       ---------- ------   ----------- --------  -------------- ---------

         $11.69     5.3(g)  $120,009     1.19(h)      4.05          69
          11.63     6.4      133,887     1.28         4.31          61
          11.28     2.8      147,647     1.18         5.65          65
          11.59     7.2      173,836     1.09         6.26          84
          11.52     7.4      174,969     1.04         7.03          83
          11.51    (0.3)     213,769     0.97         6.87          63
          11.70     4.6(g)   148,556     1.94(h)      3.29          69
          11.62     5.8      161,317     2.03         3.55          61
          11.28     2.1      141,188     1.93         4.90          65
          11.59     6.5      127,520     1.84         5.49          84
          11.51     6.5      100,353     1.79         6.28          83
          11.51    (1.1)      89,213     1.72         6.12          63
          11.71     4.6(g)     6,162     1.94(h)      3.30          69
          11.63     5.8        7,612     2.03         3.55          61
          11.29     2.1        9,024     1.93         4.90          65
          11.60     6.5       11,470     1.84         5.52          84
          11.52     6.5       12,541     1.79         6.28          83
          11.52    (1.1)      14,872     1.72         6.12          63

         $11.97     2.8     $ 54,704     1.31         3.11         107
          12.09     2.7       68,882     1.33         3.03          41
          12.12    13.4       76,338     1.25         3.90          52
          11.18     4.9       70,551     1.39         4.46         317
          11.18    12.9       70,909     1.41         5.69         622
          10.47    (6.4)      84,904     1.36         6.00         313
          11.97     1.9       10,689     2.06         2.36         107
          12.10     2.2       15,101     2.08         2.29          41
          12.12    12.6       16,878     2.00         3.15          52
          11.17     4.1       13,249     2.14         3.71         317
          11.18    12.1       10,343     2.16         4.94         622
          10.47    (7.1)       9,430     2.11         5.25         313

(e)For the nine months ended September 30, 2003.
(f)Amount rounds to less than $0.01.
(g)Had certain expenses not been reduced during the period, total returns would have been lower.
(h)The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.

--------------------------------------------------------------------------------
                                                                             53

                                    [GRAPHIC]



Financial Performance

                         Income (loss) from investment operations:            Less distributions:
                         ----------------------------------------  -----------------------------------------

              Net asset
                value,                 Net realized                               Distribution
              beginning     Net       and unrealized   Total from  Dividends from   from net
                  of     investment   gain (loss) on   investment  net investment   realized        Total     Redemption
              the period   income      investments     operations      income     capital gains distributions    fee
              ---------- ----------   --------------   ----------  -------------- ------------- ------------- ----------

LOOMIS SAYLES HIGH INCOME FUND*
Class A
9/30/2004       $4.65      $0.33(c)       $ 0.17         $ 0.50        $(0.33)         $--         $(0.33)      $0.00(f)
9/30/2003(e)     4.12       0.25(c)         0.53           0.78         (0.25)          --          (0.25)         --
12/31/2002       4.94       0.39(c)        (0.82)         (0.43)        (0.39)          --          (0.39)         --
12/31/2001(d)    6.21       0.66           (1.25)         (0.59)        (0.68)          --          (0.68)         --
12/31/2000       8.30       0.86           (2.11)         (1.25)        (0.84)          --          (0.84)         --
12/31/1999       8.86       0.89           (0.54)          0.35         (0.91)          --          (0.91)         --
Class B
9/30/2004        4.65       0.30(c)         0.18           0.48         (0.30)          --          (0.30)       0.00(f)
9/30/2003(e)     4.12       0.23(c)         0.53           0.76         (0.23)          --          (0.23)         --
12/31/2002       4.95       0.36(c)        (0.83)         (0.47)        (0.36)          --          (0.36)         --
12/31/2001(d)    6.22       0.62           (1.26)         (0.64)        (0.63)          --          (0.63)         --
12/31/2000       8.30       0.81           (2.11)         (1.30)        (0.78)          --          (0.78)         --
12/31/1999       8.85       0.82           (0.53)          0.29         (0.84)          --          (0.84)         --
Class C
9/30/2004        4.65       0.30(c)         0.18           0.48         (0.30)          --          (0.30)       0.00(f)
9/30/2003(e)     4.12       0.23(c)         0.53           0.76         (0.23)          --          (0.23)         --
12/31/2002       4.94       0.36(c)        (0.82)         (0.46)        (0.36)          --          (0.36)         --
12/31/2001(d)    6.22       0.61           (1.26)         (0.65)        (0.63)          --          (0.63)         --
12/31/2000       8.30       0.81           (2.11)         (1.30)        (0.78)          --          (0.78)         --
12/31/1999       8.85       0.82           (0.53)          0.29         (0.84)          --          (0.84)         --

(a)A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for the High Income Fund was to decrease net investment income per share by $.01 for Class A, Class B and Class C and to decrease the ratio of net investment income to average net assets from 11.39% to 11.31% for Class A, 10.64% to 10.56% for Class B and 10.63% to 10.54% for Class C. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e)For the nine months ended September 30, 2003.
(f)Amount rounds to less than $0.01.
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class A, Class B and Class C shares, which were reorganized into Class A, Class B and Class C shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.


--------------------------------------------------------------------------------
54

                                      Ratios to average net assets:
                                      -----------------------------

        Net asset         Net assets,
          value,   Total    end of                Net investment    Portfolio
          end of   return the period  Expenses        income        turnover
        the period (%)(a)    (000)     (%)(b)         (%)(b)        rate (%)
        ---------- ------ ----------- --------    --------------    ---------

          $4.82     11.1    $24,641     1.65           6.97             51
           4.65     19.5     23,809     1.71           7.62             41
           4.12     (8.9)    22,454     1.58           8.85            114
           4.94    (10.7)    33,471     1.47          11.31             65
           6.21    (16.1)    46,960     1.36          11.47             60
           8.30      4.0     74,589     1.28          10.22             89
           4.83     10.5     17,967     2.40           6.22             51
           4.65     18.8     23,405     2.46           6.89             41
           4.12     (9.7)    23,031     2.33           8.10            114
           4.95    (11.3)    34,713     2.22          10.56             65
           6.22    (16.6)    47,793     2.11          10.72             60
           8.30      3.3     70,218     2.03           9.47             89
           4.83     10.5      2,608     2.40           6.22             51
           4.65     18.8      2,858     2.46           6.89             41
           4.12     (9.5)     2,605     2.33           8.10            114
           4.94    (11.5)     4,153     2.22          10.54             65
           6.22    (16.6)     5,369     2.11          10.72             60
           8.30      3.3      9,138     2.03           9.47             89

--------------------------------------------------------------------------------
                                                                             55

                                    [GRAPHIC]



Financial Performance

                                         Income (loss) from investment operations:            Less distributions:
                                         ----------------------------------------  -----------------------------------------

                        Net asset
                         value,                        Net realized                  Dividends    Distributions
                        Beginning           Net       and unrealized   Total from       From        from net
                         of the          investment   gain (loss) on   investment  net investment   realized        Total
                         period            income      investments     operations      income     capital gains distributions
                        ---------        ----------   --------------   ----------  -------------- ------------- -------------

LOOMIS SAYLES INVESTMENT GRADE BOND FUND
CLASS A
9/30/2004                $11.54            $0.52(d)       $ 0.45         $ 0.97        $(0.60)       $(0.07)       $(0.67)
9/30/2003                 10.23             0.58(d)         1.46           2.04         (0.59)        (0.14)        (0.73)
9/30/2002(f)(h)           10.18             0.39(d)         0.04           0.43         (0.38)           --         (0.38)
12/18/2000(i)              9.91             0.13(d)         0.24           0.37         (0.14)           --         (0.14)
9/30/2000                  9.95             0.71(d)        (0.05)          0.66         (0.70)           --         (0.70)
9/30/1999                 10.27             0.64           (0.03)          0.61         (0.67)        (0.26)        (0.93)
9/30/1998(j)              10.59             0.48           (0.49)         (0.01)        (0.31)           --         (0.31)
Class B
9/30/2004                 11.53             0.43(d)         0.45           0.88         (0.52)        (0.07)        (0.59)
9/30/2003(g)              11.21             0.02(d)         0.30           0.32            --            --            --
Class C
9/30/2004                 11.53             0.43(d)         0.45           0.88         (0.53)        (0.07)        (0.60)
9/30/2003(g)              11.21             0.02(d)         0.30           0.32            --            --            --


(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods of less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e)A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.
(f)As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the effect of this change per share for Class A net investment income and net realized and unrealized gain
   (loss) was less than $0.01. The ratio of net investment income to average net assets for Class A decreased from 5.88% to 5.85%, on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
(g)From commencement of Class operations on September 12, 2003 through September 30, 2003.
(h)From commencement of Class operations on January 31, 2002 through September 30, 2002.
(i)For the period from October 1, 2000 through December 18, 2000. Class A, formerly Retail Class shares, of the Fund were converted into Class Y, formerly Institutional Class shares, on December 18, 2000.
(j)For the nine months ended September 30, 1998.
(k)A sales charge for Class A and Class J shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.

--------------------------------------------------------------------------------
56

                                    Ratios to average net assets:
                                  ---------------------------------


  Net asset           Net assets,
    value,   Total      end of       Net     Gross   Net investment Portfolio
    end of   return   the period  expenses  expenses     Income     turnover
  the period (%)(a)      (000)    (%)(b)(c)  (%)(c)      (%)(c)     rate (%)
  ---------- ------   ----------- --------- -------- -------------- ---------

    $11.84     8.8(k)   $9,506      0.93       1.67       4.52         29
     11.54    20.6(e)    1,128      0.80       4.67       5.21         34
     10.23     4.3          11      0.80     191.59       5.85         39
     10.14     3.8       2,426      0.80       1.91       6.31          1
      9.91     6.9       2,250      0.80       3.01       7.16         23
      9.95     6.2       2,561      0.80       3.20       6.60         42
     10.27    (0.2)      1,743      0.80       5.25       6.43         48
     11.82     7.9(k)    1,797      1.70       2.42       3.77         29
     11.53    2.85(e)      160      1.70       7.81       5.83         34
     11.81     7.9(k)    9,191      1.70       2.42       3.74         29
     11.53    2.85(e)        3      1.70       7.81       4.35         34

--------------------------------------------------------------------------------
                                                                             57

                                    [GRAPHIC]



Financial Performance

                         Income (loss) from investment operations:            Less distributions:
                         ----------------------------------------  -----------------------------------------

              Net asset
                value,                 Net realized                  Dividends    Distributions
              beginning     Net       and unrealized  Total from        from        from net
                  of     investment   gain (loss) on  Investments  net investment   realized        Total     Redemption
              the period   Income      investments    operations       Income     capital gains distributions    fee
              ---------- ----------   --------------  -----------  -------------- ------------- ------------- ----------

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND*
Class A
9/30/2004       $11.51     $0.30(c)       $(0.09)       $ 0.21         $(0.42)       $   --        $(0.42)       $--
9/30/2003(e)     11.73      0.21(c)        (0.07)         0.14          (0.36)           --         (0.36)        --
12/31/2002       11.36      0.42(c)         0.49          0.91          (0.54)           --         (0.54)        --
12/31/2001(d)    11.16      0.51            0.25          0.76          (0.56)           --         (0.56)        --
12/31/2000       10.97      0.69            0.20          0.89          (0.70)           --         (0.70)        --
12/31/1999       11.70      0.66           (0.74)        (0.08)         (0.65)           --         (0.65)        --
Class B
9/30/2004       $11.49     $0.22(c)       $(0.09)       $ 0.13         $(0.34)       $   --        $(0.34)       $--
9/30/2003(g)     11.71      0.15(c)        (0.06)         0.09          (0.31)           --         (0.31)        --
12/31/2002       11.34      0.35(c)         0.48          0.83          (0.46)           --         (0.46)        --
12/31/2001(d)    11.14      0.44            0.24          0.68          (0.48)           --         (0.48)        --
12/31/2000       10.95      0.62            0.20          0.82          (0.63)           --         (0.63)        --
12/31/1999       11.69      0.59           (0.75)        (0.16)         (0.58)           --         (0.58)        --
Class C
9/30/2004        11.50      0.22(c)        (0.08)         0.14          (0.34)           --         (0.34)        --
9/30/2003(g)     11.72      0.15(c)        (0.06)         0.09          (0.31)           --         (0.31)        --
12/31/2002       11.35      0.35(c)         0.48          0.83          (0.46)           --         (0.46)        --
12/31/2001(d)    11.15      0.44            0.24          0.68          (0.48)           --         (0.48)        --
12/31/2000       10.96      0.62            0.20          0.82          (0.63)           --         (0.63)        --
12/31/1999       11.70      0.59           (0.75)        (0.16)         (0.58)           --         (0.58)        --

LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
Class A
9/30/2004       $16.41     $0.61          $ 0.17        $ 0.78         $(0.61)       $   --        $(0.61)       $--
9/30/2003(g)     16.40      0.49            0.01          0.50          (0.49)           --         (0.49)        --
12/31/2002       15.82      0.67            0.59          1.26          (0.68)           --         (0.68)        --
12/31/2001(d)    16.06      0.75           (0.24)         0.51          (0.75)           --         (0.75)        --
12/31/2000       15.48      0.82            0.57          1.39          (0.81)           --         (0.81)        --
12/31/1999       17.02      0.82           (1.50)        (0.68)         (0.83)        (0.03)        (0.86)        --
Class B
9/30/2004        16.37      0.49            0.18          0.67          (0.50)           --         (0.50)        --
9/30/2003(g)     16.36      0.41            0.01          0.42          (0.41)           --         (0.41)        --
12/31/2002       15.78      0.57            0.58          1.15          (0.57)           --         (0.57)        --
12/31/2001(d)    16.03      0.64           (0.24)         0.40          (0.65)           --         (0.65)        --
12/31/2000       15.45      0.71            0.58          1.29          (0.71)           --         (0.71)        --
12/31/1999       16.98      0.71           (1.49)        (0.78)         (0.72)        (0.03)        (0.75)        --

(a)A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on debt securities. The effect of this change for the year ended December 31, 2001, for Limited Term Government and Agency Fund, was to decrease net investment income per share by $.04 for Class B and C to decrease the ratio of net investment income to average net assets from 4.22% to 3.85% for Class B and 4.25% to 3.89% for Class C. For Massachusetts Tax Free Income Fund, the effect of this change was to increase the ratio of net investment income to average net assets from 4.66% to 4.67% for Class A and from 4.02% to 4.03% for Class B shares. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
58

                                       Ratios to average net assets:
                                       ----------------------------

      Net asset            Net assets,
        value,    Total      end of                 Net investment   Portfolio
        end of    return   the period  Expenses         income       turnover
      the period  (%)(a)      (000)     (%)(b)          (%)(b)       rate (%)
      ---------- ------    ----------- --------     --------------   ---------

        $11.30     1.9      $106,701     1.32            2.60            80
         11.51     1.2       117,225     1.37            2.41            53
         11.73     8.2       106,013     1.35            3.66            88
         11.36     6.9       109,189     1.42            4.52           275
         11.16     8.3       118,833     1.40            6.18           384
         10.97    (0.7)      149,756     1.33            5.91           400
        $11.28     1.2      $ 10,107     2.00            1.95            80
         11.49     0.7        14,637     2.02            1.77            53
         11.71     7.5        16,263     2.00            3.01            88
         11.34     6.2        14,317     2.07            3.85           275
         11.14     7.7        11,884     2.05            5.53           384
         10.95    (1.4)       14,601     1.98            5.26           400
         11.30     1.3         6,949     2.00            1.94            80
         11.50     0.7         8,704     2.02            1.77            53
         11.72     7.5         8,079     2.00            3.01            88
         11.35     6.2         5,851     2.07            3.89           275
         11.15     7.7         6,617     2.05            5.53           384
         10.96    (1.4)        9,054     1.98            5.26           400

        $16.58     4.9      $ 81,427     1.33            3.74            21
         16.41     3.1        86,368     1.38            3.99             9
         16.40     8.1        92,053     1.34            4.19            33
         15.82     3.2(e)     89,376     1.35(f)         4.67            60
         16.06     9.3(e)     91,785     1.13(f)         5.24            68
         15.48    (4.1)(e)    97,270     1.00(f)         5.02            73
         16.54     4.2         4,435     2.00            3.08            21
         16.37     2.6         6,185     2.03            3.34             9
         16.36     7.4         6,742     1.99            3.54            33
         15.78     2.5(e)      8,313     2.00(f)         4.03            60
         16.03     8.6(e)      8,715     1.78(f)         4.59            68
         15.45    (4.7)(e)     8,874     1.65(f)         4.37            73

(e)Had certain expenses not been reduced during the period, total returns would have been lower.
(f)The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
(g)For the nine months ended September 30, 2003.
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class B and Class C shares, which were reorganized into Class B and Class C shares, respectively, of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
                                                                             59

                                    [GRAPHIC]



Financial Performance

                                                Income (loss) from investment operations:
                                                ----------------------------------------

                                     Net asset
                                       value,                 Net realized
                                     beginning     Net       and unrealized   Total from
                                         of     investment   gain (loss) on   investment
                                     the period   income      investments     operations
                                     ---------- ----------   --------------   ----------

LOOMIS SAYLES MUNICIPAL INCOME FUND
Class A
9/30/2004                              $ 7.41     $0.29          $ 0.06         $ 0.35
9/30/2003(g)                             7.43      0.23           (0.02)          0.21
12/31/2002                               7.25      0.34            0.18           0.52
12/31/2001(d)                            7.39      0.36           (0.14)          0.22
12/31/2000                               7.17      0.40            0.21           0.61
12/31/1999                               7.76      0.39           (0.59)         (0.20)
Class B
9/30/2004                                7.41      0.24            0.07           0.31
9/30/2003(g)                             7.44      0.19           (0.03)          0.16
12/31/2002                               7.25      0.29            0.19           0.48
12/31/2001(d)                            7.39      0.31           (0.14)          0.17
12/31/2000                               7.17      0.35            0.21           0.56
12/31/1999                               7.76      0.33           (0.59)         (0.26)

LOOMIS SAYLES STRATEGIC INCOME FUND*
Class A
9/30/2004                              $12.57     $0.75(c)       $ 1.11         $ 1.86
9/30/2003(g)                            10.72      0.57(c)         1.93           2.50
12/31/2002                               9.88      0.75(c)         0.72           1.47
12/31/2001(d)                           10.80      0.91(c)        (0.92)         (0.01)
12/31/2000                              11.65      0.99(c)        (0.91)          0.08
12/31/1999                              11.37      1.03            0.31           1.34
Class B
9/30/2004                               12.59      0.65(c)         1.10           1.75
9/30/2003(g)                            10.71      0.51(c)         1.92           2.43
12/31/2002                               9.88      0.67(c)         0.73           1.40
12/31/2001(d)                           10.79      0.83(c)        (0.90)         (0.07)
12/31/2000                              11.65      0.90(c)        (0.91)         (0.01)
12/31/1999                              11.37      0.94            0.31           1.25

                                                Less distributions:
                                     -----------------------------------------


                                       Dividends    Distributions
                                          From        from net
                                     net investment   realized        Total     Redemption
                                         income     capital gains distributions    fee
                                     -------------- ------------- ------------- ----------

LOOMIS SAYLES MUNICIPAL INCOME FUND
Class A
9/30/2004                                $(0.29)       $   --        $(0.29)      $  --
9/30/2003(g)                              (0.23)           --         (0.23)         --
12/31/2002                                (0.34)           --         (0.34)         --
12/31/2001(d)                             (0.36)           --         (0.36)         --
12/31/2000                                (0.39)           --         (0.39)         --
12/31/1999                                (0.39)           --         (0.39)         --
Class B
9/30/2004                                 (0.24)           --         (0.24)         --
9/30/2003(g)                              (0.19)           --         (0.19)         --
12/31/2002                                (0.29)           --         (0.29)         --
12/31/2001(d)                             (0.31)           --         (0.31)         --
12/31/2000                                (0.34)           --         (0.34)         --
12/31/1999                                (0.33)           --         (0.33)         --

LOOMIS SAYLES STRATEGIC INCOME FUND*
Class A
9/30/2004                                $(0.86)       $   --        $(0.86)       0.00(h)
9/30/2003(g)                              (0.65)           --         (0.65)         --
12/31/2002                                (0.63)           --         (0.63)         --
12/31/2001(d)                             (0.91)           --         (0.91)         --
12/31/2000                                (0.93)           --         (0.93)         --
12/31/1999                                (1.02)        (0.04)        (1.06)         --
Class B
9/30/2004                                 (0.74)           --         (0.74)       0.00(h)
9/30/2003(g)                              (0.55)           --         (0.55)         --
12/31/2002                                (0.57)           --         (0.57)         --
12/31/2001(d)                             (0.84)           --         (0.84)         --
12/31/2000                                (0.85)           --         (0.85)         --
12/31/1999                                (0.93)        (0.04)        (0.97)         --

(a)A sales charge for Class A shares and a contingent deferred sales charge for Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, for Municipal Income Fund, was to increase net investment income per share by $.01 and decrease net realized and unrealized gains and losses per share by $.01 for Class A shares and Class B shares, and increase the ratio of net investment income to average net assets from 4.84% to 4.89% for Class A shares and from 4.09% to to 4.14% for Class B shares. For Strategic Income Fund, there was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.78% to 8.77% for Class A and 8.03% and 8.02% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e)Had certain expenses not been reduced during the period, total returns would have been lower.
(f)The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.

--------------------------------------------------------------------------------
60

                                       Ratios to average net assets:
                                       ----------------------------

       Net asset           Net assets,
         value,   Total      end of                 Net investment   Portfolio
         end of   return   the period  Expenses         income       turnover
       the period (%)(a)      (000)     (%)(b)          (%)(b)       rate (%)
       ---------- ------   ----------- --------     --------------   ---------

         $ 7.47     4.9     $111,801     1.11            4.00            35
           7.41     2.9      126,906     1.10            4.14            42
           7.43     7.3      133,005     1.06            4.67            33
           7.25     3.0      137,852     1.07            4.89            80
           7.39     8.8      142,539     0.95            5.39           156
           7.17    (2.8)     152,829     0.93            5.13           137
           7.48     4.2        9,087     1.86            3.25            35
           7.41     2.2       10,884     1.85            3.39            42
           7.44     6.7       12,326     1.81            3.92            33
           7.25     2.2       14,549     1.82            4.14            80
           7.39     8.0       14,520     1.70            4.64           156
           7.17    (3.5)      15,644     1.68            4.38           137

         $13.57    15.2     $343,586     1.23            5.66            28
          12.57    23.7(e)   140,576     1.28(f)         6.49            27
          10.72    15.5       92,303     1.33            7.38            30
           9.88    (0.1)      94,156     1.31            8.77            10
          10.80     0.7      116,986     1.24            8.73            13
          11.65    12.2      124,869     1.21            9.09            19
          13.60    14.3      128,714     1.98            4.91            28
          12.59    23.0(e)   118,217     2.03(f)         5.73            27
          10.71    14.6       98,501     2.08            6.63            30
           9.88    (0.8)     102,159     2.06            8.02            10
          10.79    (0.2)     120,200     1.99            7.98            13
          11.65    11.3      127,723     1.96            8.34            19

(g)For the nine months ended September 30, 2003.
(h)Amount rounds to less than $0.01. * The financial information for periods prior to September 30, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class A and Class B shares, which were reorganized into Class A and Class B shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
                                                                             61

                                    [GRAPHIC]



Financial Performance

                         Income (loss) from investment operations:            Less distributions:
                         ----------------------------------------  -----------------------------------------

              Net asset
                value,                 Net realized                  Dividends    Distributions
              beginning     Net       and unrealized   Total from       from          from
                  of     investment   gain (loss) on   investment  net investment net realized      Total     Redemption
              the period   Income      investments     operations      income     capital gains distributions    fee
              ---------- ----------   --------------   ----------  -------------- ------------- ------------- ----------

LOOMIS SAYLES STRATEGIC INCOME FUND* (CONTINUED)
Class C
9/30/2004       $12.58     $0.64(c)       $ 1.11         $ 1.75        $(0.73)       $   --        $(0.73)      $0.00(h)
9/30/2003(g)     10.70      0.50(c)         1.93           2.43         (0.55)           --         (0.55)         --
12/31/2002        9.87      0.67(c)         0.73           1.40         (0.57)           --         (0.57)         --
12/31/2001(d)    10.78      0.83(c)        (0.91)         (0.08)        (0.83)           --         (0.83)         --
12/31/2000       11.64      0.90(c)        (0.91)         (0.01)        (0.85)           --         (0.85)         --
12/31/1999       11.36      0.94            0.31           1.25         (0.93)        (0.04)        (0.97)         --

(a)A contingent deferred sales charge for Class C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. For the year ended December 31, 2001, there was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.04% to 8.02% for Class C. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e)Had certain expenses not been reduced during the period, total returns would have been lower.
(f)The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
(g)For the nine months ended September 30, 2003.
(h)Amount rounds to less than $0.01.
* The financial information for periods prior to September 30, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class C shares, which were reorganized into Class C shares of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
62

                                       Ratios to average net assets:
                                       ----------------------------

       Net asset           Net assets,
         value,   Total      end of                 Net investment   Portfolio
         end of   return   the period  Expenses         income       turnover
       the period (%)(a)      (000)     (%)(b)          (%)(b)        rate(%)
       ---------- ------   ----------- --------     --------------   ---------

         $13.60    14.3     $255,705     1.98            4.87           28
          12.58    23.0(e)    66,394     2.03(f)         5.73           27
          10.70    14.7       27,727     2.08            6.63           30
           9.87    (0.8)      28,925     2.06            8.02           10
          10.78    (0.2)      37,208     1.99            7.98           13
          11.64    11.3       40,265     1.96            8.34           19

--------------------------------------------------------------------------------
                                                                             63

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- A Fund's assets minus its liabilities. With respect to the Funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

--------------------------------------------------------------------------------
64

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

--------------------------------------------------------------------------------
                                                                             65

                                    [GRAPHIC]





If you would like more information about the Funds, the following documents are available free upon request:
  Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

 To order a free copy of the Funds' annual or semiannual report or their SAI, contact your financial representative, or the Funds at:
IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, MA 02116
            Telephone: 800-225-5478 Internet: www.cdcnvestfunds.com
         Important Notice Regarding Delivery of Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

 Your financial representative or CDC Nvest Funds will also be happy to answer your questions or to provide any additional information that you may require.

 Information about the Funds, including their reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds' reports and SAI are available free from the
   Edgar Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the
         SEC's Public Reference Section, Washington, D.C. 20549-0102.

 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

  Portfolio Holdings -- A description of Funds' policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

 IXIS Asset Management Distributors, L.P. (IXIS Distributors), and other firms selling shares of CDC Nvest Funds are members of the National Association of
Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting its Web site at www.NASD.com.

 IXIS Distributors distributes the CDC Nvest Funds and Loomis Sayles Funds. If you have a complaint concerning IXIS Distributors or any of its representatives or associated persons, please direct it to IXIS Asset Management Distributors,
                                     L.P.,
Attn: Director of Compliance, 399 Boylston Street - 6th Floor, Boston, MA 02116
                          or call us at 800-225-5478.

                  (Investment Company Act File No. 811-4323)
                   (Investment Company Act File No. 811-242)
                  (Investment Company Act File No. 811-6241)
--------------------------------------------------------------------------------
           The following information is not part of the prospectus:

                   Notice of Privacy Policies and Practices

We /(1)/ consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers/ (2)/. We understand the trust that our customers place in us and are committed to earning that trust well into the future.

                         Types of Information Gathered

We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our Web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.

                          How we Use the Information

We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services, and products designed to meet our customers' needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services
 (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds' behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.

          Policies and Practices to Protect Confidential Information

Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and access control mechanisms.

   /(1)/ For purposes of this notice the term "we" includes CDC Nvest Funds, Loomis Sayles Funds, IXIS Asset Management Distributors, L.P., IXIS Asset
 Management Services Company, and their advisory affiliates which include IXIS Asset Management Advisors, L.P, Loomis, Sayles & Company, L.P. and all of their successors.
/(2)/ For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the CDC Nvest Funds, Loomis Sayles Funds and individuals who provide nonpublic personal information, but do not invest in the Funds.

                                   XB51-0205